UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Sands Capital Management, LLC
Address: 1101 Wilson Blvd.
         Suite 2300
         Arlington, VA  22209

13F File Number:  28-05734

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements,schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Robert C. Hancock
Title:     Chief Operating Officer & Chief Compliance Officer
Phone:     703-562-4000

Signature, Place, and Date of Signing:

     Robert C. Hancock     Arlington, VA     August 12, 2011


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

       Form 13F File Number          Name

       28-01190                      Russell Investment Co.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     59

Form13F Information Table Value Total:     $ 16,964,752(thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER              VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABB LTD ADR		       ADR		000375204    26595  1024850  SH	        SOLE		    972850	  0    52000
ALEXION PHARMACEUTICALS INC    COM		015351109   403809  8586197  SH 	SOLE		   5561842	  0  3024355
ALIMERA SCIENCES INC	       COM	        016259103      664    81425  SH 	SOLE		      2625	  0    78800
ALLERGAN	               COM	        018490102   630999  7579568  SH 	SOLE		   5080670	  0  2498898
AMAZON.COM		       COM	        023135106  1271621  6218501  SH 	SOLE		   4231864	  0  1986637
ANSYS INC		       COM	        03662Q105     8303   151880  SH 	SOLE		    112380	  0    39500
APPLE			       COM		037833100  1023130  3048023  SH 	SOLE		   2056886	  0   991137
ARM HOLDINGS PLC - ADR	       ADR	        042068106    18127   637600  SH 	SOLE		    474600	  0   163000
ASML ADR		       ADR	        N07059186   346977  9387907  SH 	SOLE		   6586600	  0  2801307
ATHENAHEALTH, INC	       COM	        04685W103    14191   345275  SH 	SOLE		    217475	  0   127800
BIOMARIN PHARMS		       COM	        09061G101     4142   152225  SH 	SOLE                  4925	  0   147300
C H ROBINSON WORLDWIDE, INC.   COM	        12541W209   288800  3663111  SH 	SOLE		   2407171        0  1255940
CELGENE			       COM	        151020104     1668    27650  SH		SOLE      	       850	  0    26800
CHARLES SCHWAB		       COM	        808513105   445366 27073938  SH		SOLE		  18465653	  0  8608285
CISCO SYSTEMS		       COM	        17275R102      219    14000  SH 	SOLE		      7500	  0	6500
COMPLETE GENOMICS INC	       COM	        20454K104    12194   798028  SH		SOLE		    481876	  0   316152
CONCUR TECHNOLOGIES INC	       COM	        206708109     7613   152054  SH		SOLE		    112370        0    39684
CREE INC.		       COM	        225447101    14964   445500  SH		SOLE		    330100	  0   115400
DENDREON	               COM	        24823Q107     2246    56950  SH		SOLE		      1850	  0    55100
DEXCOM INC		       COM	        252131107     1800   124225  SH		SOLE		      4025	  0   120200
EDWARDS LIFESCIENCES CORP      COM	        28176E108     2927    33570  SH		SOLE		      1070	  0    32500
F5 NETWORKS INC		       COM	        315616102   536653  4867600  SH 	SOLE		   3211125	  0  1656475
FLIR SYSTEMS INC	       COM	        302445101    17994   533800  SH 	SOLE		    396300	  0   137500
FMC TECHNOLOGIES	       COM	        30249U101   460162 10273770  SH 	SOLE		   6961660        0  3312110
GOOGLE			       CL A		38259P508   689737  1362093  SH 	SOLE		    939846	  0   422247
HEARTWARE INTERNATIONAL INC    COM		422368100     2078    28050  SH 	SOLE		       900	  0    27150
HUMAN GENOME SCIENCES	       COM		444903108     1496    60975  SH 	SOLE		      1975	  0    59000
ILLUMINA INC	               COM		452327109   707190  9410385  SH 	SOLE		   6167035	  0  3243350
INCYTE CORPORATION	       COM		45337C102     1382    72950  SH 	SOLE		      2350	  0    70600
INTERCONTINENTAL EXCHANGE      COM		45865V100   451369  3619347  SH 	SOLE		   2457590 	  0  1161757
INTUITIVE SURGICAL	       COM		46120E602   714683  1920623  SH 	SOLE		   1305376	  0   615247
IPG PHOTONICS CORP	       COM		44980X109    17706   243510  SH 	SOLE		    180610	  0    62900
LAS VEGAS SANDS		       COM		517834107   386725  9161929  SH 	SOLE		   6254307	  0  2907622
MERCADOLIBRE		       ADR		58733R102    41233   519700  SH 	SOLE		    473000	  0    46700
MINDRAY MEDICAL INTL ADR       ADR		602675100     2318    82650  SH 	SOLE		      2650	  0    80000
NATIONAL OILWELL VARCO	       COM		637071101   731933  9358565  SH 	SOLE		   6482606	  0  2875959
NETFLIX INC		       COM		64110L106   536099  2040805  SH 	SOLE		   1349788	  0   691017
NETSUITE INC		       COM		64118Q107    11395   290700  SH 	SOLE		    215700	  0    75000
NEW ORIENTAL EDUCATION ADR     ADR		647581107    40564   363090  SH 	SOLE		    346090	  0    17000
NIKE			       COM		654106103   524769  5832066  SH 	SOLE		   3969543	  0  1862523
NUVASIVE		       COM		670704105     3723   113225  SH 	SOLE		      4225	  0   109000
NXSTAGE MEDICAL INC	       COM		67072V103     1635    78550  SH 	SOLE		      2550	  0    76000
OPENTABLE INC		       COM		68372A104   205529  2472680  SH 	SOLE		   1645495	  0   827185
PRAXAIR, INC.		       COM		74005P104   337356  3112428  SH 	SOLE		   2157744	  0   954684
PRICELINE.COM INC	       COM		741503403   324150   633192  SH 	SOLE		    418209	  0   214983
QUALCOMM	               COM		747525103  1073043 18894927  SH 	SOLE		  12917554	  0  5977373
REGENERON PHARMACEUTICALS      COM		75886F107     2257    39800  SH 	SOLE		      1300	  0    38500
SALESFORCE.COM		       COM		79466L302  1290688  8663496  SH 	SOLE		   5884920	  0  2778576
SCHLUMBERGER		       COM		806857108   715542  8281735  SH 	SOLE		   5720698	  0  2561037
SEATTLE GENETICS INC	       COM		812578102     1917    93425  SH 	SOLE		      3025	  0    90400
SOUTHWESTERN ENERGY COMPANY    COM		845467109   287425  6703002  SH 	SOLE		   4408172	  0  2294830
STARBUCKS	               COM		855244109   484374 12265728  SH 	SOLE		   8079724	  0  4186004
VARIAN MEDICAL SYSTEMS	       COM		92220P105   333120  4757491  SH 	SOLE		   3090503	  0  1666988
VERTEX PHARMS		       COM		92532F100     1694    32575  SH 	SOLE		      1075	  0    31500
VISA INC		       COM		92826C839  1107633 13145420  SH 	SOLE		   8963150	  0  4182270
VIVUS INC		       COM		928551100      781    95925  SH 	SOLE		      3125	  0    92800
VOLCANO CORP		       COM		928645100     1258    38950  SH 	SOLE		      1250	  0    37700
WEBMD HEALTH CORP.	       COM		94770V102     1856    40725  SH 	SOLE		      1325	  0    39400
WW GRAINGER INC		       COM		384802104   388931  2531279  SH 	SOLE		   1671787	  0   859492








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